SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-       SHAREHOLDERS' EQUITY

a.       Company's shares:

As of December 31, 2014, the Company's authorized share capital consists of NIS 1,000,000 divided into 50,000,000 Ordinary Shares, par value NIS 0.02 per share. Ordinary Shares confer on their holders, among other things, the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

b.       Company's stock option plans:

In October 2003, the Company adopted the 2003 Israel Plan.  The plan was amended in December 2006 and further amended in December 2007, October 2010, February 2012, and January 2014. The 2003 Israel Plan complies with Section 102 of the Israeli Income Tax Ordinance, which provides certain tax benefits in connection with stock-based compensation to employees, officer and directors. On January 1st of each year, to the extent the number of Ordinary Shares reserved, authorized and available for issuance under the 2003 Israel Plan is less than 4% of the number of Ordinary Shares issued and outstanding on such date, it will automatically increase to equal 4% of the number of Ordinary Shares issued and outstanding on such date. Awards under the 2003 Israel Plan may be granted to Israeli employees, directors, consultants, advisers and service providers of the Company and subsidiaries. In accordance with the terms and conditions imposed by Section 102 of the Israel Income Tax Ordinance, grantees who receive options or restricted shares units ("RSUs") under the 2003 Israel Plan are afforded certain tax benefits (excluding controlling shareholders of the Company or those who are not Israeli employees, directors, consultants, advisers and service providers of the Company and subsidiaries). Awards granted under the 2003 Israel Plan have a maximum exercise period of ten years from the date of grant and are generally exercisable over four years. Awards that are not exercised and forfeited will become available for future grants.

As of December 31, 2014, 667,241 Ordinary Shares were available for future issuances under the 2003 Israel Plan, which amount is reduced by one share for each award that the Company grants under the plan.

As of December 31, 2014 and 2013, options to purchase 281,763 and 402,590 Ordinary Shares were outstanding under the 2003 Israel Plan, respectively. In addition, as of December 31, 2014 and 2013, 1,048,226 and 1,048,212 RSUs were outstanding under the 2003 Israel Plan, respectively.

In December 2007, the Company adopted the 2007 U.S. Equity Incentive Plan (the "2007 U.S. Plan"). The plan was amended in July 2010 and September 2013. Except as required to address specific U.S. tax requirements, the general terms and conditions of the 2007 U.S. Plan are substantially similar to the terms and conditions of the 2003 Israel Plan.

As of December 31, 2014, 193,263 Ordinary Shares were available for future issuances under the 2007 U.S. Plan, which amount is reduced by one share for each award that the Company grants under the plan.

As of December 31, 2014 and 2013, options to purchase 37,050 and 55,788 Ordinary Shares were outstanding under the 2007 U.S. Plan, respectively. In addition, as of December 31, 2014 and 2013, 100,514 and 105,924 RSUs were outstanding under the 2007 U.S. Plan, respectively.

In November 2014, the Company adopted the Amended and Restated 2009 EZchip Semiconductor Ltd. Equity Incentive Plan ("2009 plan"), which amended and restated the plan originally adopted in November 2009.  The 2009 Plan is administered by the Board of Directors or a committee of the Board that is delegated authority to act as the administrator.  Under the 2009 Plan, the Company may grants RSUs and options to purchase ordinary shares to employees, directors, consultants, advisers and service providers of the Company and its subsidiaries.

As of December 31, 2014, 194,124 Ordinary Shares were available for future issuances under the 2009 Plan, which amount is reduced by one share for each award that the Company grants under the 2009 plan.

As of December 31, 2014,617,339 RSUs were outstanding under the 2009 Plan.

The following table summarizes the awards activity under the Company's equity incentive plans as of December 31, 2014, and changes during the year:

			Weighted average
			remaining
		Weighted-average	contractual life	Aggregate intrinsic
	Number of awards	exercise price	years	value (**)

Outstanding at January 1, 2014 (1)	1,621,620	$4.16
RSUs granted	1,135,660	0.01
Stock options exercised	(148,671)	13.56
Vested and issued RSUs	(681,759)	0.01
Forfeited RSUs	(47,687)	0.01

Outstanding at December 31, 2014 (2)	1,879,163	$2.52	1.28	$31,229

Stock options exercisable at December 31, 2014	318,813	$14.81	1.15	$1,380

Vested and expected to vest (3) (*)	1,818,426	$2.61	1.28	$30,068

(1)	Includes (i) 467,484 stock options with weighted average exercise price of $14.41 and (ii) 1,154,136 RSUs.

(2)
Includes (i) 318,813 stock options with weighted average exercise price of $14.81, with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,560,350 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $29,849.

(3)
Includes (i) 318,813 stock options with weighted average exercise price of $14.81 with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,499,613 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $28,688.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.

(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2014 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2014. This amount changes based on the fair market value of the Ordinary Shares.

As part of the acquisition of EZchip Semiconductor Inc.'s (formerly known as Tilera Corporation), the Company granted to its employees 212,081 RSUs, with performance vesting criteria, which were not met as of December 31, 2014.

The awards outstanding as of December 31, 2014, grouped by exercise prices, were as follows:

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2014	life years	2014	2014	life years

$0.01 (RSUs)	1,560,350	1.30	$29,849	--	--
$11.31 - $13.90	99,299	1.52	674	99,299	1.52
$14.39 - $16.28	219,514	0.98	706	219,514	0.98
	1,879,163	1.28	$31,229	318,813	1.15

Stock-based compensation expenses:

As of December 31, 2014, there was $34,576 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's equity incentive plans. This cost is expected to be recognized over a period of four years with a weighted average period of two years.

The total stock-based compensation expenses related to all of the Company's stock-based compensation plans, recognized for the years ended December 31, 2014 and 2013, are set forth below:

	Year ended December 31,
	2014	2013

Costs of revenues	$431	$292
Research and development expenses	11,359	7,963
Selling and marketing expenses	3,840	2,789
General and administrative expenses	3,403	2,876

Total stock-based compensation expenses	$19,033	$13,920